Balance Sheet Details - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands		Aug. 25, 2017	Aug. 26, 2016
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 137,754	$ 125,854
Less accumulated depreciation and amortization		82,572	68,254
Net property and equipment		55,182	57,600
Office Furniture, Software, Computers and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross		17,134	15,932
Manufacturing Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross		96,318	89,432
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	[1]	$ 24,302	$ 20,490

[1]	Includes Penang facility, which is situated on leased land.